Schedule of Expected Benefit Payments (Details)	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
2023	$ 407,493
2024	391,408
2025	372,105
2026	351,731
2027	331,356
2028-2032	1,380,114
Total expected benefit payments by the plan	$ 3,234,208